Transactions with Members, Shareholders and Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Related Party Transactions [Abstract]
Summary of Dividends Declared or Paid
Total tax and excess cash distributions to its members declared by FTW were as follows:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
FTW members excluding McAfee Corp.	$81	$65	$131	$152
McAfee Corp.	—	39	—	90

Total tax and excess cash distributions declared	$81	$104	$131	$242

Declaration Date	Record Date	Payment Date	Dividend per Share	Amount (in millions)
December 9, 2020	December 24, 2020	January 7, 2021	$0.087	$14
March 11, 2021	March 26, 2021	April 9, 2021	$0.115	$19
June 10, 2021	June 25, 2021	July 9, 2021	$0.115	$19

Summary of Transactions with Related Parties

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
Sales with related parties:
TPG affiliates	$—	$—	$1	$1
Other	2	—	2	—

Total	$2	$—	$3	$1

Payments to related parties:
Intel	$2	$—	$2	$1
TPG	4	—	5	—
TPG affiliates	7	8	15	18
Other	2	2	9	2

Total	$15	$10	$31	$21

We had these additional transactions, inclusive of discontinued operations, with TPG, Intel or other Continuing LLC Owners and companies owned or partially owned by those parties that therefore qualify as related parties. The transactions within the table below include sales of our products and purchases of various goods or services and also include a payment of $22 million to certain affiliates of TPG, Thoma Bravo and Intel upon the termination of the Management Services Agreement subsequent to the IPO.

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Sales with related parties:
Intel	$3	$10	$1
TPG	—	—	1
TPG affiliates	5	4	2
Other	1	2	2

Total	$9	$16	$6

Payments to related parties:
Intel	$7	$6	$15
TPG	5	6	17
TPG affiliates	35	29	30
Other	6	21	16

Total	$53	$62	$78

Schedule of Receivable, Net
Our Intel receivable, net consisted of the following:

(in millions)	December 26, 2020	June 26, 2021
Intel receivable (1)
Tax indemnity	$8	$9

Total	8	9

Intel payable (1)
Tax indemnity	(2)	(3)

Total	(2)	(3)

Total, net (2)	$6	$6

(1)	We have the contractual right of offset of our receivables and payables with Intel.
(2)
As of June 26, 2021, $5 million and $1 million are recorded in Other current assets and Other long-term assets, respectively, on the condensed consolidated balance sheet. As of December 26, 2020, $3 million and $3 million are recorded in Other current assets and Other long-term assets, respectively, on the condensed consolidated balance sheet.

Our receivable from Intel, net consisted of the following:

(in millions)	December 28, 2019	December 26, 2020
Intel receivable (1)
Tax indemnity	$10	$8

Total	10	8

Intel payable (1)
Tax indemnity	(4)	(2)

Total	(4)	(2)

Total, net (2)	$6	$6

(1)	We have the contractual right of offset of our receivables and payables with Intel.
(2)
As of December 26, 2020, $3 million and $3 million are recorded in Other current assets and Other long-term assets on the consolidated balance sheet, respectively. As of December 28, 2019, $2 million and $4 million are recorded in Other current assets and Other long-term assets on the consolidated balance sheet, respectively.